INCOME TAX - Deferred tax asset, net (Details)	Jun. 30, 2021 CNY (¥)	Jun. 30, 2021 USD ($)	Jun. 30, 2020 CNY (¥)
Deferred tax assets:
Allowance for credit losses	¥ 2,137,968	$ 331,065	¥ 1,180,160
Impairment for inventory	160,791	24,899	0
Impairment loss from investment in unconsolidated entity	0	0	605,660
Net operating loss carryforwards	15,741,037	2,437,503	10,441,633
Subtotal	18,039,796	2,793,467	12,227,453
Less: Valuation allowance	(17,427,464)	(2,698,647)	(12,162,660)
Total deferred tax assets	612,332	94,820	64,793
Deferred tax Liability:
Accelerated amortization of intangible assets	(92,032)	(14,251)	(64,793)
Gain on the previously held equity method investment	(146,888)	(22,746)	0
Recognition of customer relationship arising from business combinations	(997,500)	(154,463)	0
Total deferred tax liability	(1,236,420)	(191,460)	(64,793)
Deferred tax liability, net	¥ (624,088)	$ (96,640)	¥ 0